Stock Based Compensation Expense (Details) - Schedule of stock option activity	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Schedule of stock option activity [Abstract]
Shares Available for Grant, Outstanding Beginning	12,444
Outstanding Stock Awards, Outstanding Beginning	437,556
Weighted Average Exercise Price per Share, Outstanding Beginning (in Dollars per share) | $ / shares	$ 0.9
Weighted Average Remaining Contractual Life (years), Outstanding Beginning	5 years 6 months
Shares Available for Grant, Exercised
Outstanding Stock Awards, Exercised	(58,500)
Weighted Average Exercise Price per Share, Exercised (in Dollars per share) | $ / shares	$ (0.81)
Shares Available for Grant, Forfeited/Cancelled	56,250
Outstanding Stock Awards, Forfeited/Cancelled	(56,250)
Weighted Average Exercise Price per Share, Forfeited/Cancelled (in Dollars per share) | $ / shares	$ (0.18)
Shares Available for Grant, Outstanding Ending	68,694
Outstanding Stock Awards, Outstanding Ending	322,806
Weighted Average Exercise Price per Share, Outstanding Ending (in Dollars per share) | $ / shares	$ 1.17
Weighted Average Remaining Contractual Life (years), Outstanding Ending	4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding Ending (in Dollars) | $	$ 310,686
Shares Available for Grant, Exercisable
Outstanding Stock Awards, Exercisable	337,598
Weighted Average Exercise Price per Share, Exercisable (in Dollars per share) | $ / shares	$ 1.09
Weighted Average Remaining Contractual Life (years), Exercisable	5 years
Aggregate Intrinsic Value, Exercisable (in Dollars) | $	$ 310,686